UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7278

        Nuveen Arizona Premium Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            7/31

Date of reporting period:          10/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Arizona Premium Income Municipal Fund, Inc. (NAZ) October 31, 2005

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Consumer Staples - 1.5% (1.0% of Total Investments)
$915	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series	5/12 at 100.00	BBB	$942,917
	2002, 5.375%, 5/15/33

	Education and Civic Organizations - 15.9% (11.0% of Total Investments)
1,000	Arizona State University, Certificates of Participation, Series 2002, 5.375%, 7/01/19 - MBIA	7/12 at 100.00	AAA	1,081,840
	Insured
	Arizona State University, System Revenue Bonds, Series 2005:
2,455	5.000%, 7/01/20 - AMBAC Insured	7/15 at 100.00	AAA	2,590,614
1,395	5.000%, 7/01/26 - AMBAC Insured	7/15 at 100.00	AAA	1,455,222
1,000	Arizona State University, System Revenue Bonds, Series 2002, 5.000%, 7/01/25 - FGIC Insured	7/12 at 100.00	AAA	1,035,450
1,250	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Series	5/11 at 101.00	A-	1,323,325
	2001A, 5.875%, 5/15/31
1,050	Northern Arizona University, System Revenue Bonds, Series 2002, 5.000%, 6/01/34 - FGIC Insured	6/12 at 100.00	AAA	1,073,877
1,500	Tempe Industrial Development Authority, Arizona, Lease Revenue Bonds, Arizona State University	7/13 at 100.00	AAA	1,541,715
	Foundation Project, Series 2003, 5.000%, 7/01/34 - AMBAC Insured

	Healthcare - 14.9% (10.3% of Total Investments)
2,000	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children's Hospital,	11/09 at 100.00	Baa3	2,032,300
	Series 1999A, 6.125%, 11/15/22
1,000	Arizona Health Facilities Authority, Hospital System Revenue Bonds, John C. Lincoln Health Network,	12/10 at 102.00	BBB	1,115,060
	Series 2000, 7.000%, 12/01/25
800	Arizona Health Facilities Authority, Hospital Revenue Bonds, Catholic Healthcare West, Series	7/10 at 101.00	A-	894,464
	1999A, 6.625%, 7/01/20
2,150	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds, Catholic	7/14 at 100.00	A-	2,240,537
	Healthcare West, Series 2004A, 5.375%, 7/01/23
515	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	11/10 at 101.00	AA	576,630
	Financing Authority, Hospital Revenue Bonds, Hospital de la Concepcion, Series 2000A, 6.375%,
	11/15/15
1,500	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale	12/11 at 101.00	A3	1,590,855
	Healthcare, Series 2001, 5.800%, 12/01/31
1,055	Winslow Industrial Development Authority, Arizona, Hospital Revenue Bonds, Winslow Memorial	6/08 at 101.00	N/R	1,000,003
	Hospital, Series 1998, 5.500%, 6/01/22

	Housing/Multifamily - 6.9% (4.8% of Total Investments)
400	Phoenix Industrial Development Authority, Arizona, GNMA Collateralized Multifamily Housing Revenue	6/11 at 102.00	Aaa	418,056
	Bonds, Campaigne Place on Jackson, Series 2001, 5.700%, 6/20/31 (Alternative Minimum Tax)
530	Phoenix Industrial Development Authority, Arizona, GNMA Collateralized Multifamily Housing Revenue	4/15 at 100.00	Aaa	528,643
	Bonds, Park Lee Apartments, Series 2004A, 5.050%, 10/20/44 (Alternative Minimum Tax)
3,215	Tucson Industrial Development Authority, Arizona, Senior Living Facilities Revenue Bonds, Christian	7/10 at 101.00	AA	3,428,669
	Care Project, Series 2000A, 5.625%, 7/01/20 - RAAI Insured

	Industrials - 2.1% (1.5% of Total Investments)
1,345	Yavapai County Industrial Development Authority, Arizona, Solid Waste Disposal Revenue Bonds, Waste	No Opt. Call	BBB	1,360,589
	Management Inc. Project, Series 2003B, 4.450%, 3/01/28 (Alternative Minimum Tax) (Mandatory put
	3/01/08)

	Long-Term Care - 0.6% (0.4% of Total Investments)
345	Mohave County Industrial Development Authority, Arizona, GNMA Collateralized Healthcare Revenue	5/06 at 103.00	AAA	358,224
	Refunding Bonds, Chris Ridge and Silver Village Projects, Series 1996, 6.375%, 11/01/31

	Tax Obligation/General - 7.0% (4.8% of Total Investments)
1,525	Maricopa County Union High School District 210, Phoenix, Arizona, General Obligation Bonds, Series	7/14 at 100.00	AAA	1,604,285
	2004A, 5.000%, 7/01/21 - FSA Insured
465	Maricopa County Union High School District 210, Phoenix, Arizona, General Obligation Bonds, Series	7/15 at 100.00	AAA	488,431
	2005B, 5.000%, 7/01/23 - MBIA Insured
500	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/19 - FGIC	No Opt. Call	AAA	566,200
	Insured
330	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A, 5.375%, 7/01/28	7/11 at 100.00	BBB	349,302
1,340	Tucson, Arizona, General Obligation Bonds, Series 2005, 5.000%, 7/01/20 - FGIC Insured	No Opt. Call	AAA	1,419,462

	Tax Obligation/Limited - 37.6% (25.9% of Total Investments)
2,000	Arizona School Facilities Board, School Improvement Revenue Bonds, Series 2004A, 5.750%, 7/01/18 -	7/14 at 100.00	AAA	2,240,880
	AMBAC Insured
2,000	Arizona State Transportation Board, Subordinate Highway Revenue Bonds, Series 2004B, 5.000%,	7/14 at 100.00	AA	2,098,060
	7/01/22
	Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project,
	Series 2003A:
3,000	5.375%, 7/01/20 - MBIA Insured	7/13 at 100.00	Aaa	3,257,490
1,000	5.375%, 7/01/21 - MBIA Insured	7/13 at 100.00	Aaa	1,085,150
	Bullhead City, Arizona, Special Assessment Bonds, Parkway District Improvements, Series 1993:
815	6.100%, 1/01/08	1/06 at 100.00	Baa2	818,472
875	6.100%, 1/01/09	1/06 at 100.00	Baa2	878,518
508	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment Lien	7/10 at 102.00	N/R	558,607
	Bonds, Series 2001A, 7.875%, 7/01/25
575	Marana Municipal Property Corporation, Arizona, Revenue Bonds, Series 2003, 5.000%, 7/01/28 -	7/13 at 100.00	AAA	592,118
	AMBAC Insured
3,400	Maricopa County Stadium District, Arizona, Revenue Refunding Bonds, Series 2002, 5.375%, 6/01/18 -	6/12 at 100.00	Aaa	3,683,458
	AMBAC Insured
2,000	Phoenix Civic Improvement Corporation, Arizona, Subordinate Lien Excise Tax Revenue Bonds, Series	7/13 at 100.00	AAA	2,091,820
	2003A, 5.000%, 7/01/21 - MBIA Insured
1,340	Phoenix Civic Improvement Corporation, Arizona, Subordinate Excise Tax Revenue Bonds, Civic Plaza	7/15 at 100.00	AAA	1,407,523
	Expansion Project, Series 2005A, 5.000%, 7/01/22 - FGIC Insured
1,200	Prescott Valley Municipal Property Corporation, Arizona, Municipal Facilities Revenue Bonds, Series	1/13 at 100.00	AAA	1,237,452
	2003, 5.000%, 1/01/27 - FGIC Insured
1,000	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding Bonds,	7/12 at 100.00	BBB	1,027,470
	Series 2002D, 5.125%, 7/01/24
805	Scottsdale Preserve Authority, Arizona, Excise Tax Revenue Bonds, Series 2004, 5.000%, 7/01/16 -	No Opt. Call	AAA	865,246
	FGIC Insured
1,350	Tempe, Arizona, Excise Tax Revenue Bonds, Series 2004, 5.250%, 7/01/20 - AMBAC Insured	7/14 at 100.00	AAA	1,454,544
500	Tucson, Arizona, Certificates of Participation, Series 2000, 5.700%, 7/01/20 - MBIA Insured	7/08 at 100.00	AAA	526,835

	U.S. Guaranteed *** - 25.2% (17.4% of Total Investments)
1,985	Arizona School Facilities Board, School Improvement Revenue Bonds, Series 2003, 5.000%, 7/01/21	7/13 at 100.00	AAA	2,135,880
	(Pre-refunded to 7/01/13)
2,250	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Refunding Bonds,	No Opt. Call	AAA	2,759,580
	Samaritan Health Services, Series 1990A, 7.000%, 12/01/16 - MBIA Insured
3,000	Mesa Industrial Development Authority, Arizona, Revenue Bonds, Discovery Health System, Series	1/10 at 101.00	AAA	3,279,900
	1999A, 5.750%, 1/01/25 (Pre-refunded to 1/01/10) - MBIA Insured
2,000	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater System Revenue Bonds, Series	7/10 at 101.00	AAA	2,228,160
	2000, 6.000%, 7/01/24 (Pre-refunded to 7/01/10) - FGIC Insured
	Phoenix Industrial Development Authority, Arizona, Government Office Lease Revenue Bonds, Capitol
	Mall LLC, Series 2000:
1,000	5.375%, 9/15/22 (Pre-refunded to 9/15/10) - AMBAC Insured	9/10 at 100.00	AAA	1,080,390
2,000	5.500%, 9/15/27 (Pre-refunded to 9/15/10) - AMBAC Insured	9/10 at 100.00	AAA	2,171,880
1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2000B, 6.500%,	7/10 at 101.00	BBB+***	1,135,420
	7/01/27 (Pre-refunded to 7/01/10)
500	Surprise Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Series 2000, 5.700%,	7/09 at 101.00	AAA	544,535
	7/01/20 (Pre-refunded to 7/01/09) - FGIC Insured
600	Tucson, Arizona, Junior Lien Street and Highway User Revenue Bonds, Series 2000E, 5.000%, 7/01/18	7/10 at 100.00	AAA	639,078
	(Pre-refunded to 7/01/10) - FGIC Insured

	Utilities - 10.6% (7.3% of Total Investments)
1,000	Arizona Power Authority, Special Obligation Power Resource Revenue Refunding Crossover Bonds,	No Opt. Call	AA	1,093,750
	Hoover Project, Series 2001, 5.250%, 10/01/15
1,000	Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada Power Company Project, Series	10/06 at 102.00	B-	1,022,200
	1996, 6.375%, 10/01/36 (Alternative Minimum Tax)
905	Pima County Industrial Development Authority, Arizona, Lease Obligation Revenue Refunding Bonds,	1/06 at 101.00	AAA	926,141
	Tucson Electric Power Company, Series 1988A, 7.250%, 7/15/10 - FSA Insured
	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue
	Refunding Bonds, Series 2002A:
2,000	5.125%, 1/01/27	1/12 at 101.00	AA	2,084,300
1,000	5.000%, 1/01/31	1/12 at 101.00	AA	1,027,500
530	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue	1/13 at 100.00	AA	552,774
	Bonds, Series 2002B, 5.000%, 1/01/22

	Water and Sewer - 22.6% (15.6% of Total Investments)
	Arizona Water Infrastructure Finance Authority, Water Quality Revenue Bonds, Series 2004A:
1,825	5.000%, 10/01/19	10/14 at 100.00	AAA	1,934,683
1,815	5.000%, 10/01/22	10/14 at 100.00	AAA	1,908,890
1,005	Cottonwood, Arizona, Senior Lien Water System Revenue Bonds, Municipal Property Corporation, Series	7/14 at 100.00	AAA	1,041,039
	2004, 5.000%, 7/01/24 - XLCA Insured
3,500	Glendale, Arizona, Water and Sewer Revenue Bonds, Subordinate Lien, Series 2003, 5.000%, 7/01/28 -	7/13 at 100.00	AAA	3,613,330
	AMBAC Insured
600	Oro Valley Municipal Property Corporation, Arizona, Senior Lien Water Revenue Bonds, Series 2003,	7/13 at 100.00	AAA	625,122
	5.000%, 7/01/23 - MBIA Insured
875	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater System Revenue Bonds, Series	7/14 at 100.00	AAA	912,756
	2004, 5.000%, 7/01/24 - MBIA Insured
1,250	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Refunding Bonds,	No Opt. Call	AAA	1,417,338
	Series 2001, 5.500%, 7/01/21 - FGIC Insured
1,500	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series	7/12 at 100.00	AAA	1,551,855
	2002, 5.000%, 7/01/26 - FGIC Insured
1,325	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series	7/15 at 100.00	AAA	1,376,910
	2005, 5.000%, 7/01/29 - MBIA Insured

$86,413	Total Long-Term Investments (cost $88,533,838) - 144.9%			91,903,724

	Other Assets Less Liabilities - 2.4%			1,536,480

	Preferred Shares, at Liquidation Value - (47.3)%			(30,000,000)

	Net Assets Applicable to Common Shares - 100%			$63,440,204

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At October 31, 2005, the cost of investments was $88,514,189.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2005, were as follows:

Gross unrealized:
Appreciation	$3,712,848
Depreciation	(323,313)

Net unrealized appreciation of investments	$3,389,535

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Arizona Premium Income Municipal Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         12/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         12/29/05

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date         12/29/05

* Print the name and title of each signing officer under his or her signature.